Capital and other commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Payable within One Year [Member]
Capital and other commitments [Abstract]
Water rights	$ 1,594	$ 1,336
Non-cancellable lease commitments	190	261
Exploration and evaluation expenditure commitments	0	317
Capital commitments	1,784	1,914
Payable After One Year but not Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	5,392	4,971
Non-cancellable lease commitments	163	288
Exploration and evaluation expenditure commitments	0	317
Capital commitments	5,555	5,576
Payable Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	9,143	9,116
Non-cancellable lease commitments	0	0
Exploration and evaluation expenditure commitments	0	0
Capital commitments	$ 9,143	$ 9,116